Disclosure of detailed information about property plant and equipment (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 995,502	$ 881,084
Additions	47,671	90,013
Disposals		(9,767)
Disposal of Motorsports		(68,394)
Impairment	(153,193)
Held for sale - Eden Games	(384,673)
Foreign exchange	(22,466)	2,498
Property and equipment, cost, ending balance	482,841	895,434
Accumulated depreciation, beginning balance	591,691	471,695
Depreciation	70,915	65,887
Disposal of Motorsports		(20,978)
Held for sale - Eden Games	(341,106)
Foreign exchange	(5,912)	2,735
Accumulated depreciation, ending balance	315,588	519,339
Property and equipment, net book value	167,253		$ 403,811
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	218,851	221,653
Additions
Disposals
Disposal of Motorsports		(2,631)
Impairment	(153,193)
Held for sale - Eden Games	(7,613)
Foreign exchange	1,216
Property and equipment, cost, ending balance	59,261	219,022
Accumulated depreciation, beginning balance	63,367	57,517
Depreciation	3,725	2,214
Disposal of Motorsports
Held for sale - Eden Games	(7,361)
Foreign exchange	(470)	59
Accumulated depreciation, ending balance	59,261	59,790
Property and equipment, net book value			155,484
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	603,607	486,340
Additions	46,111	74,598
Disposals		(9,767)
Disposal of Motorsports		(47,645)
Impairment
Held for sale - Eden Games	(323,150)
Foreign exchange	(20,606)	2,660
Property and equipment, cost, ending balance	305,962	506,186
Accumulated depreciation, beginning balance	406,231	307,508
Depreciation	54,281	50,531
Disposal of Motorsports		(11,068)
Held for sale - Eden Games	(285,353)
Foreign exchange	(2,734)	2,639
Accumulated depreciation, ending balance	172,425	349,610
Property and equipment, net book value	133,537		197,376
Furniture And Fixture [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	173,044	173,091
Additions	1,560	15,415
Disposals
Disposal of Motorsports		(18,118)
Impairment
Held for sale - Eden Games	(53,910)
Foreign exchange	(3,076)	(162)
Property and equipment, cost, ending balance	117,618	170,226
Accumulated depreciation, beginning balance	122,093	106,670
Depreciation	12,909	13,142
Disposal of Motorsports		(9,910)
Held for sale - Eden Games	(48,392)
Foreign exchange	(2,708)	37
Accumulated depreciation, ending balance	83,902	$ 109,939
Property and equipment, net book value	$ 33,716		$ 50,951